Leases - Schedule of future minimum lease payments payable (Details) - CAD ($)	May 31, 2022	Feb. 28, 2022	Feb. 28, 2021
Leases [Abstract]
Twelve months ending February 28, 2023	$ 570,263	$ 469,876
Twelve months ending February 29, 2024	586,674	484,925
Twelve months ending February 28, 2025	602,637	500,539
Twelve months ending February 28, 2026	619,486	510,549
Twelve months ending February 28, 2027	589,308	522,185
2028 and thereafter	3,484,518	3,660,696
Total future minimum lease payments	6,452,886	6,148,770
Less: Interest on lease liabilities	(1,890,876)	(1,969,082)
Total present value of minimum lease payments	4,562,010	4,179,688
Less: current portion	338,226	245,257	$ 0
Non-current portion	$ 4,223,784	$ 3,934,431	$ 0